Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Schedule of Acquisition was Accounted for as Business Combinations	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed for the acquired entities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company:
Amount
Cash acquired	$21,601
Other current assets	271,258
Total current assets	292,859

Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487

Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303

Non-controlling interest	784,184
Total consideration	$1,569,000